Income taxes - Additional Information (Detail) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2018 CAD ($)	Jan. 31, 2018 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)
Additional details on Income taxes [line items]
Effective tax rate			19.10%	21.10%
Deferred tax assets			$ 1,989	$ 1,475	$ 1,948
Unused tax losses			413	443
Tax credits			365	426
Deductible temporary differences			0	39
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized			$ 17,900	$ 14,600
Corporate income tax rate			26.50%	26.50%
Tax Rate Effects				2.00%
2013 taxation years [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount			$ 756
2009, 2010 and 2011 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount			$ 434
United States [member]
Additional details on Income taxes [line items]
Corporate income tax rate			21.00%	35.00%
Writedown from U.S. Tax reform	$ 178	$ 142
Tax loss and tax credit carryforwards [member] | Caribbean, Canadian and Japanese Operations [Member]
Additional details on Income taxes [line items]
Deferred tax assets			$ 202	$ 203
Under 1 year [member]
Additional details on Income taxes [line items]
Unused tax losses			1	4
Tax credits			0	0
Deductible temporary differences			0	1
Expire in two to four years [member]
Additional details on Income taxes [line items]
Unused tax losses			7	2
Tax credits			60	45
Deductible temporary differences			0	1
Expire after four years [member]
Additional details on Income taxes [line items]
Unused tax losses			405	437
Tax credits			$ 305	381
Deductible temporary differences				$ 37